Risk Management - Disclosure of contractual maturity of financial liabilities - undiscounted (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	£ 563,074	£ 541,246
Cash collateral and settlement balances, undiscounted	106,403	94,326
Repurchase agreements and other similar secured lending, undiscounted	40,481	43,447
Debt securities in issue, undiscounted	111,560	112,806
Subordinated liabilities, undiscounted	15,027	13,379
Trading portfolio liabilities, undiscounted	56,908	58,669
Financial liabilities designated at fair value, undiscounted	302,370	315,903
Derivative financial instruments, undiscounted	279,696	250,397
Liabilities included in disposal groups classified as held for sale, undiscounted	3,726	3,164
Other financial liabilities, undiscounted	9,834	8,039
Total financial liabilities, undiscounted cash flows	1,489,079	1,441,376
Not more than one month
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	451,093	440,184
Cash collateral and settlement balances, undiscounted	76,658	65,230
Repurchase agreements and other similar secured lending, undiscounted	18,790	12,196
Debt securities in issue, undiscounted	2,937	5,546
Subordinated liabilities, undiscounted	0	0
Trading portfolio liabilities, undiscounted	56,908	58,669
Financial liabilities designated at fair value, undiscounted	160,604	180,687
Derivative financial instruments, undiscounted	278,620	249,482
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	4,963	6,492
Total financial liabilities, undiscounted cash flows	1,050,573	1,018,486
Over one month but not more than three months
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	40,992	37,101
Cash collateral and settlement balances, undiscounted	29,745	29,096
Repurchase agreements and other similar secured lending, undiscounted	1,832	12,516
Debt securities in issue, undiscounted	16,981	17,142
Subordinated liabilities, undiscounted	96	121
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	23,256	31,794
Derivative financial instruments, undiscounted	27	21
Liabilities included in disposal groups classified as held for sale, undiscounted	3,726	0
Other financial liabilities, undiscounted	16	269
Total financial liabilities, undiscounted cash flows	116,671	128,060
Over three months but not more than six months
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	34,963	23,055
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	84	1,326
Debt securities in issue, undiscounted	5,938	10,121
Subordinated liabilities, undiscounted	65	0
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	16,968	14,174
Derivative financial instruments, undiscounted	18	0
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	49	45
Total financial liabilities, undiscounted cash flows	58,085	48,721
Over six months but not more than one year
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	27,670	30,377
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	8,822	252
Debt securities in issue, undiscounted	3,593	7,481
Subordinated liabilities, undiscounted	80	601
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	15,709	15,013
Derivative financial instruments, undiscounted	17	24
Liabilities included in disposal groups classified as held for sale, undiscounted	0	3,164
Other financial liabilities, undiscounted	96	89
Total financial liabilities, undiscounted cash flows	55,987	57,001
Over one year but not more than three years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	5,579	8,107
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	10,953	9,042
Debt securities in issue, undiscounted	18,365	18,674
Subordinated liabilities, undiscounted	2,283	2,241
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	29,999	24,891
Derivative financial instruments, undiscounted	304	90
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	322	309
Total financial liabilities, undiscounted cash flows	67,805	63,354
Over three years but not more than five years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	1,752	1,540
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	7,902
Debt securities in issue, undiscounted	17,563	13,688
Subordinated liabilities, undiscounted	1,777	1,822
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	21,427	15,309
Derivative financial instruments, undiscounted	307	75
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	239	220
Total financial liabilities, undiscounted cash flows	43,065	40,556
Over five years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	1,025	882
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	213
Debt securities in issue, undiscounted	46,183	40,154
Subordinated liabilities, undiscounted	10,726	8,594
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	34,407	34,035
Derivative financial instruments, undiscounted	403	705
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	4,149	615
Total financial liabilities, undiscounted cash flows	£ 96,893	£ 85,198